Note 3. STOCKHOLDERS EQUITY - Shares Issued Schedule (Details)	1 Months Ended			7 Months Ended
	May 31, 2013	Apr. 30, 2013	Mar. 31, 2013	May 31, 2013
Equity [Abstract]
Number of Shares	1,000,000	5,000,000	14,000,000	20,000,000